Derivatives and Hedging Activities (Schedule of Derivative Instruments in Statement of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, at fair value | Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Swap
Derivative [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ (251)	$ (415)